RESTRICTED NET ASSETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Restricted net assets	$ 92,973,766	$ 76,657,282
VIEs [Member]
Restricted net assets	50,514,213	47,850,580
Subsidiaries [Member]
Restricted net assets	$ 42,459,553	$ 28,806,702